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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
CNIC ICE U.S. CARBON NEUTRAL POWER FUTURES INDEX ETF - FUND SUMMARY
Investment Objective
The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the ICE U.S. Carbon Neutral Power Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Management Fees	0.95%
Total Annual Fund Operating Expenses	0.95%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | USD ($)	97	303

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund seeks to replicate the total return performance of The ICE U.S. Carbon Neutral Power Index (the “Index”), an index owned, calculated, and published daily by ICE Data Indices LLC (the “Index Provider”). The Fund is a passively managed exchange-traded fund (“ETF”). The Fund’s investment adviser (the “Adviser”) seeks to achieve its investment objective by investing the Fund’s assets in liquid U.S. electricity futures and carbon allowance futures contracts that are contained in the Index or have characteristics that the Adviser believes make their return performance likely to be highly correlated to futures contracts that are contained in the Index. In addition, the Fund will hold short-term U.S. Treasury securities as margin or collateral for the futures contracts. The Fund will not invest directly in power generation assets, electric transmission facilities, electric utility companies, electricity cooperatives, or physical carbon offset contracts.

The Index tracks the broad U.S. electricity market on a carbon-neutral basis. The Index is constructed by the Index Provider from electricity futures contracts listed on ICE Futures U.S. and carbon emissions futures contracts, also listed on ICE Futures U.S., designed to offset carbon emissions from the electricity generation associated with the electricity futures. The Index is calculated with the prices of the first twelve months of exchange-traded futures from the six major U.S. power hubs in addition to the necessary number of carbon allowance futures for the Index to be carbon neutral (as described more below).

In addition to providing broad exposure to the electricity market on a carbon neutral basis, the Adviser believes that investment in the electricity market also has a high correlation to the Consumer Price Index and inflation and also diversification from the traditional asset classes of equities and fixed income. The Fund’s portfolio is expected to consist of a representative sampling of the futures contracts contained in the Index as well as futures contracts not contained in the Index (“Other Futures”). The Adviser will select Other Futures that it believes will be highly correlated to the futures contracts contained in the Index. The Index is constructed using long-only exchange-traded U.S. electricity and carbon allowance futures contracts.

Futures contracts are standardized contracts traded on, or subject to the rules of, an exchange. The Fund will invest in exchange-traded electricity futures contracts and carbon allowance futures contracts. Electricity futures allow buyers and sellers to trade the right to purchase or sell a specified amount of electricity at a predetermined price, location, and date in the future. Similarly, carbon allowance futures allow buyers and sellers to trade the right to purchase or sell a specified amount of carbon allowances at a predetermined price and date in the future. However, the Fund will invest in futures contracts only if they are cash settled (rather than those that call for the future delivery of a specified quantity and type of asset at a specified time and place). The Fund will invest in futures contracts only indirectly through its ownership of the Cayman Subsidiary (described below). The Cayman Subsidiary will invest directly in futures contracts. A more complete description of electricity futures contracts and carbon allowance futures contracts is set forth under “Additional Information about the Fund.”

U.S. Electricity (Power) Futures Contracts

The U.S. power market is comprised of independent system operators (ISOs) and Regional Transmission Organizations (RTOs), which are located throughout the U.S. and are responsible for electricity delivery for the majority of states in the Continental U.S. Electricity markets that have retail and wholesale components. Retail markets involve the sale and delivery of electricity to consumers, whereas wholesale markets typically involve the sale of electricity among electric utilities, power generators, and electricity traders before it is eventually sold and delivered to industrial, commercial, and retail consumers. The wholesale market is dependent on open market supply and demand to determine prices versus being determined by regulators and a service provider’s regulated cost of service model.

Futures contracts are available for each of the six ISO/RTO hubs that are utilized in the Index, as well as for individual sub-components of each specific hub. The Index will only be comprised of futures contracts at the hub-level, while the Fund may invest in futures contracts at either the hub-level or via specific sub-components that are geographically located within the associated ISOs/RTOs hubs and are highly correlated to the parent ISO/RTO. The Adviser may also invest the Fund’s assets in sub-component futures if it determines these futures contracts offer better terms (e.g., liquidity, pricing, relative value, better bid-ask spread) as compared to the hub-level futures contracts. More detail on the hub-level futures contracts is contained in the statutory prospectus under “Additional Information about the Index.”

Carbon Allowance Futures Contracts

A carbon allowance is a government-issued permit allowing a company or entity to emit a specific quantity of greenhouse gas emissions; these carbon allowance contracts are part of cap-and-trade programs.

Each applicable regulator establishes a limit (or “cap”) on the total amount of specific greenhouse gases power generators can emit. An example of how this market works is when a company produces less greenhouse gas emissions than its cap amount, then it can sell the amount of its “unused” emission allowances to another company that has or is forecasted to produce more than its allowable amount of emissions. Cap and trade program’s purpose is to financially incentivize companies to reduce their carbon emissions; these financial incentives are created when a company fails to reduce emissions below its cap and needs to purchase emission allowances on the open market, which allows companies who have reduced their emissions under their cap to sell their unused emission allowances to those companies that need to acquire them.

The Index selects a quantity and value of carbon allowances futures contracts so that they represent enough carbon emissions credits to offset the pollution (carbon) generated by the production of electricity represented by the Index’s electricity futures contracts. That is, the purpose of these carbon allowance futures contracts is to mitigate the environmental impact of electricity production by offsetting the carbon emissions produced by it. The calculation for the amount of carbon allowance futures uses publicly available data from the EPA and ISOs. More detail on the carbon calculations and data sources is contained in the statutory prospectus under “Additional Information about the Index.”

The carbon allowance component of the Index is composed of two types of futures contracts: ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts.

●	ICE California Carbon Allowance (CCA) Futures Contracts - Each CCA Futures Contract represents a lot of 1,000 California Carbon Allowances, which are physically delivered greenhouse gas emissions allowances issued under the “California Cap and Trade Program.” Each California Carbon Allowance is effectively an offset to the emission of one metric ton of carbon dioxide equivalent gas.

●	ICE Regional Greenhouse Gas Initiative (RGGI) Futures Contracts - Each RGGI Futures Contract represents a lot of 1,000 RGGI Allowances, which are physically delivered greenhouse gas emissions allowances issued by each state in the RGGI program. The RGGI is a cooperative effort among the states of Connecticut, Delaware, Maine, Maryland, Massachusetts, New Hampshire, New Jersey, New York, Rhode Island, and Vermont to cap and reduce power sector carbon dioxide emissions. Each RGGI is effectively an offset to the emission of one short ton of carbon dioxide gas.

Liquidity of Futures Contracts

The Index is constructed using the most liquid eligible futures contracts based on highest average daily volume (ADV) over the preceding one-year period from July 1 to June 30. To be eligible for inclusion in the Index, the U.S. electricity futures contracts for a particular ISO/RTO hub or associated Sub-Component and/or the carbon allowance futures contracts must have an average daily volume of at least 300 contracts.

Rolling of Futures Contracts

The Fund does not intend to hold futures contracts through expiration, but instead will roll its “prompt” futures positions. Rolling occurs when the Fund closes out of a futures contract as it nears expiration and then replaces it with a contract that has a later expiration. A “prompt” futures contract refers to the Fund’s futures contracts that are closest to expiration (e.g., for delivery in the next calendar month).

●	Electricity Futures Contract Rolling. The Index consists of futures contracts with consecutive monthly expirations over the next twelve months from each of the six major U.S. Power hubs. Each month, the electricity futures contracts from each hub are rolled by removing the prompt (closest expiring) contract held and replacing it with a contract that expires no later than one month after the longest-dated contract contained in the Index prior to the roll period. For example, at the start of April the Index would contain electricity contracts with monthly expirations between May of that year and the following April. During the month of April’s 15-day roll period, the Index would hold thirteen months of futures contracts as it replaces the current year’s May contracts with the following year’s May contracts. Upon completion of the April roll of the Index, the Index will hold twelve months of futures contracts beginning with the current year’s June through the following year’s May.

●	Carbon Allowance Futures Contract Rolling. The Index rolls the Carbon Allowance futures contracts over the three-month roll period of September, October, and November. The Index roll takes place between the first and the fifteenth business days of each of the three months. The Carbon Allowance futures contracts are rolled in 33.33% increments during each of the months of the three-month roll period, the roll will be distributed evenly between the first and the fifteenth business days of each of the three roll months. The roll will replace all of the carbon allowance futures from the current year December expiration contract to the following year’s December expiration contract.

When futures contracts with a longer term to expiration are priced higher than futures contracts with a shorter term to expiration, it is called “contango.” Conversely, when futures contracts with a longer term to expiration that are priced lower than futures contracts with a shorter term to expiration it is called “backwardation.” Contango and backwardation will have different impacts on the Fund.

When rolling futures contracts that are in contango, the Fund may sell the expiring futures contract at a lower price than the higher priced longer-dated futures contract, resulting in a negative roll yield (i.e., a potential loss). When rolling futures contracts that are in backwardation, the Fund may sell the expiring futures contract at a higher price than the lower priced longer-dated futures contract, resulting in a positive roll yield (i.e., a potential gain).

●	A negative roll yield occurs when the price of the futures is lower than expected when the prompt futures contract expires. This situation will result in a loss for investors (like the Fund) who roll over their prompt months’ futures contracts into a contract in the future. Negative roll yield will have a negative impact on investors (like the Fund) who are long prompt month futures contracts and must roll the contract prior to the prompt month futures expiration.

Cayman Subsidiary

In implementing the Fund’s investment strategy, the Fund will utilize a subsidiary (the “Subsidiary”) for the purpose of investing in futures contracts. The Subsidiary is a company operating under Cayman Islands law that is wholly-owned and controlled by the Fund and advised by the Adviser. The Fund may invest up to 25% of its assets in the Subsidiary. The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as noted and for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary with all references to the Fund including the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Margin and Collateral

The Fund will hold short-term U.S. Treasury securities, cash, and cash equivalents for margin or as collateral for the futures contracts. As of the date of this prospectus, the Fund will retain about 15% to 20% of the notional value of futures contracts in collateral investments.

Representative Sampling/ Rebalancing/Fund Attributes

In seeking to obtain exposures comparable to those of the Index under normal market conditions, the Fund will invest substantially all of its net assets in the futures contracts that are contained in the Index or in futures contracts whose risk and return characteristics are very similar to the risk and return of the Index as a whole.

The Fund may use a representative sampling approach to attempt to track the performance of the Index. This means the Fund will be able to invest in a sample of the Index components whose risk and return closely resemble the risk and return characteristics of the Index as a whole. The Adviser will do this when it believes it is in the best interests of the Fund. For example, representative sampling may be used if the Adviser is evaluating purchasing the Index’s hub futures contracts and there are practical difficulties or substantial costs to acquiring the Index’s hub futures contracts. This could be due to temporary illiquidity, execution costs, mispricing, or legal restrictions or limitations that apply to the Fund, but not to the Index.

The power futures component of the Index reflects a continuous 12-month strip of electricity futures for each of the six major U.S. power pools, which totals seventy-two electricity futures (12 months of power futures times six power pools). The carbon allowance futures component of the Index contains two different carbon futures contracts. As a result, the Fund’s futures contracts will normally be comprised of 74 futures contracts (i.e., seventy-two electricity futures plus two carbon futures). During periods of rolling, the Fund will hold slightly more futures contracts.

At the start of January of each year, the Index (and the Fund) will update the weighting of each individual component of the Index, both power and carbon. This rebalancing will be based on the publicly available three-year average annual power consumption for each of the regions in the U.S., proportioned on a pro-rata basis to each of the hubs in the index.

When the Fund is rolling the Electricity Futures Contracts from each of the six ISO/RTO major hubs and the costs of futures contracts for a particular ISO/RTO hub exceed the costs of corresponding futures contracts of the individual hub sub-components, then the Adviser may decide to purchase futures contracts of the hub’s sub-components.

The Fund is non-diversified. To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that same industry. The Index, and therefore the Fund, will normally be concentrated in the energy industry.

The value of the Fund will be determined by the changes and relationships in the prices of the underlying electricity and carbon allowances futures contracts. In general, if the price of these futures contracts increases more than the prices of the other futures contracts, the value of the Fund will increase. Conversely, generally speaking, if the price of these futures contracts decreases more than the prices of the other futures contracts, the value of the Fund will decrease.

Under normal circumstances, the Fund will invest 80% of its net assets, plus borrowing for investment purposes, in securities that are components of the Index or have economic characteristics similar to the Index. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at https://www.cnicfunds.com.